DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2013
DEBT AND INTEREST
Schedule of short-term debt

MILLIONS,	2013		2012
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$304.8	0.34%	$593.7	0.46%
Notes payable	50.9	9.43%	44.5	10.04%
Long-term debt, current maturities	505.3		167.6
Total	$861.0		$805.8

Schedule of long-term debt

MILLIONS, EXCEPT INTEREST RATES			2013			2012
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2013 Principal Amount
Series A private placement senior notes (0 euro)	2013	$—			$162.3	4.36%	4.51%
Series B private placement senior notes (175 million euro)	2016	237.8	4.59%	4.67%	227.3	4.59%	4.67%
Seven year 2008 senior notes ($250 million)	2015	249.7	4.88%	4.99%	249.4	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Three year 2011 senior notes ($500 million)	2014	499.9	2.38%	2.40%	499.8	2.38%	2.40%
Five year 2011 senior notes ($1.25 billion)	2016	1,248.6	3.00%	3.04%	1,248.1	3.00%	3.04%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.3	4.35%	4.36%	1,249.3	4.35%	4.36%
Thirty year 2011 senior notes ($750 million)	2041	742.8	5.50%	5.53%	742.3	5.50%	5.53%
Three year 2012 senior notes ($500 million)	2015	499.9	1.00%	1.02%	499.8	1.00%	1.02%
Five year 2012 senior notes ($500 million)	2017	499.7	1.45%	1.47%	499.6	1.45%	1.47%
Term loan ($800 million)	2016	800.0	1.33%	1.33%	—
Capital lease obligations		12.7			13.8
Other		8.4			11.7
Total debt		6,548.8			5,903.7
Long-term debt, current maturities		(505.3)			(167.6)
Total long-term debt		$6,043.5			$5,736.1

Schedule of aggregate annual maturities of long-term debt
MILLIONS
2014	$505
2015	755
2016	2,293
2017	501
2018	250

Schedule of interest expense and interest income
MILLIONS	2013	2012	2011
Interest expense	$272.8	$285.6	$82.1
Interest income	(10.5)	(8.9)	(7.9)
Interest expense, net	$262.3	$276.7	$74.2